INCOME TAXES - Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Beginning Balance	$ 558	$ 948	$ 997
Reductions for tax positions of prior periods	(78)	(390)	(49)
Ending Balance	$ 480	$ 558	$ 948